DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 29, 2019
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about property, plant and equipment
The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 20 years
Other equipment	3 to 10 years
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2019

Cost
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018
Additions	49,791	10,585	37,461	7,663	37,433	142,933
Transfers	—	5,169	43,564	8,660	(57,393)	—
Disposals	(270)	(7,792)	(16,533)	(4,163)	—	(28,758)
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193

Accumulated depreciation
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Depreciation	—	25,037	79,335	13,573	—	117,945
Disposals	—	(2,899)	(11,932)	(3,001)	—	(17,832)
Write-downs and impairments	—	1,875	6,657	1,025	—	9,557
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Carrying amount, December 29, 2019	$120,478	$353,013	$435,359	$48,460	$37,670	$994,980

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2018

Cost
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404
Additions	1,051	9,650	49,560	3,065	47,406	110,732
Transfers	—	33,932	31,735	1,498	(67,165)	—
Disposals	(97)	(5,095)	(35,924)	(21,002)	—	(62,118)
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018

Accumulated depreciation
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Depreciation	—	24,781	91,081	9,935	—	125,797
Disposals	—	—	(22,510)	(9,330)	—	(31,840)
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Carrying amount, December 30, 2018	$70,957	$369,064	$444,927	$47,897	$57,630	$990,475

DEPRECIATION AND AMORTIZATION:

	2019	2018

Depreciation of property, plant and equipment (note 8)	$117,945	$125,797
Depreciation of right-of-use assets (note 9)	13,295	—
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,059	4,940
Amortization of intangible assets, excluding software (note 10)	17,289	22,864
Amortization of software (note 10)	5,206	4,475
Depreciation and amortization included in net earnings	$156,794	$158,076

Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful-lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864

2018	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810
Additions	—	—	10,102	9,363	—	19,465
Disposals	—	—	—	(879)	(90)	(969)
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306

Accumulated amortization
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Amortization	13,592	700	8,572	4,475	—	27,339
Disposals	—	—	—	(721)	(90)	(811)
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Carrying amount, December 30, 2018	$135,425	$224,364	$11,994	$21,790	$—	$393,573
DEPRECIATION AND AMORTIZATION:

	2019	2018

Depreciation of property, plant and equipment (note 8)	$117,945	$125,797
Depreciation of right-of-use assets (note 9)	13,295	—
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,059	4,940
Amortization of intangible assets, excluding software (note 10)	17,289	22,864
Amortization of software (note 10)	5,206	4,475
Depreciation and amortization included in net earnings	$156,794	$158,076